SHORT TERM INVESTMENTS (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Other-than-temporary impairment loss, held-to-maturity investments	¥ 0	¥ 0
OTTI loss, available-for-sale investments	¥ 0	¥ 0
Minimum
Interest rate (as a percent)	2.95%
Maximum
Maturities (in days)	90 days
Interest rate (as a percent)	4.00%